Unaudited Condensed Consolidated Statements of Changes in Equity - USD ($)	Ordinary Shares	Additional Paid in Capital	Statutory Reserve.	Retained Earnings (Deficits)	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest	Total
Balance at Dec. 31, 2020	$ 11,675	$ 6,845,394	$ 327,140	$ 2,142,657	$ (37,558)	$ (173,820)	$ 9,115,488
Balance (shares) at Dec. 31, 2020	11,675,216
Comprehensive income (loss):
Net loss				(230,996)		(125)	(231,121)
Other comprehensive income (loss), net of tax:
Change in foreign currency translation adjustments					39,621	11,466	51,087
Balance at Jun. 30, 2021	$ 11,675	6,845,394	327,140	1,911,661	2,063	(162,479)	8,935,454
Balance (shares) at Jun. 30, 2021	11,675,216
Balance at Dec. 31, 2021	$ 11,675	6,845,394	327,140	(282,791)	62,903	(6,905)	6,957,416
Balance (shares) at Dec. 31, 2021	11,675,216
Comprehensive income (loss):
Acquired noncontrolling interest				(7,048)	143	$ 6,905
Net loss				(1,263,601)			(1,263,601)
Other comprehensive income (loss), net of tax:
Change in foreign currency translation adjustments					(65,320)		(65,320)
Balance at Jun. 30, 2022	$ 11,675	$ 6,845,394	$ 327,140	$ (1,553,440)	$ (2,274)		$ 5,628,495
Balance (shares) at Jun. 30, 2022	11,675,216